Common Stock	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Common Stock

14.	Common Stock

The Company has an unlimited number of common shares authorized with no par value. As at December 31, 2025, 41,624,457 common shares were issued and outstanding (December 31, 2024 – 31,897,753).

For the year ended December 31, 2025

During the year ended December 31, 2025, the Company issued 3,290,889 shares with a fair value of $400,767 to settle debt of $520,809 and recognized a gain on the settlement of $120,042.

During the year ended December 31, 2025, the Company issued 466,483 shares valued at $73,857 for services rendered and to settle $6,000 in obligation to issue shares. The Company recognized a gain on the settlement of $2,500. In addition, the Company incurred $54,042 in obligation to issue shares related to management and consulting fees that will be settled in shares.

During the year ended December 31, 2025, the Company issued 5,454,181 shares valued at $689,236 to settle interest payable of $649,851 on convertible debentures and recognized a loss on the settlement of $39,385 (Note 11).

During the year ended December 31, 2025, the Company issued 515,151 shares valued at $65,099 to settle an extension fee of CAD$85,000 (USD$61,379) related to the extension of the maturity date of the convertible debenture from April 30, 2025 to July 31, 2025. The Company recognized a loss on the settlement of $3,720 (Note 11).

For the year ended December 31, 2024

During the year ended December 31, 2024, the Company issued 67 shares pursuant to the conversion of CAD$1,000 (USD$737) in convertible debentures (Note 11).

During the year ended December 31, 2024, the Company issued 5,369,573 units at CAD$0.45 per unit for gross proceeds of CAD$2,416,308 (USD$1,769,508) pursuant to the closing of non-brokered private placements. Each unit comprises one common share and one share purchase warrant. Each warrant entitles the holder to purchase one common share for CAD$0.90 for two years from the date of the closing of the offering. As the fair value of the common shares on the same date exceeded the issuance price, no residual value was assigned to the warrants. Cash finder’s fee of CAD$92,407 (USD$67,711) were paid and 205,349 finder’s warrants were issued with a fair value of $53,755. The finder’s warrants are exercisable into one common share at CAD$0.45 for two years from the closing of the offering. As at December 31, 2024, subscription proceeds of CAD$3,836 (USD$2,800) are still owed to the Company.

During the year ended December 31, 2024, the Company issued 431,115 shares for RSU’s which were granted and vested during the year and during previous periods. As a result, $283,095 in previously recorded obligation to issue shares was settled, $85,634 was transferred out of reserves, and $37,727 of RSU obligation was settled.

During the year ended December 31, 2024, the Company issued 1,374,059 shares and 1,110,251 units with a fair value of $1,470,079 to settle debt and obligation to issue shares of $1,200,977 and recognized a loss on the settlement of $264,050 and a loss on issuance of shares of $5,052. Each unit consists of one common share and one share purchase warrant. Each share purchase warrant is exercisable at CAD$0.90 and expires two years from the date of issuance.

During the year ended December 31, 2024, the Company issued 277,131 shares and 278,667 units valued at $264,648 for services rendered or to be rendered. Shares valued at $12,872 were owed from prior periods. Each unit consists of one common share and one share purchase warrant. Each share purchase warrant is exercisable at CAD$0.90 and expires two years from the date of issuance.

During the year ended December 31, 2024, $33,111 in RSUs accrued in a prior period was reversed out of reserves.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in U.S. dollars)

14.	Common Stock (continued)

During the year ended December 31, 2024, the Company issued shares for the exercise of warrants as follows:

●	6,728 common shares for the exercise of 6,728 warrants at CAD$0.45 (approximately USD$0.35) for cash proceeds of CAD$3,027 (USD$2,217). As a result, $1,728 was transferred from warrant and option reserve to share capital.

For the year ended December 31, 2023

On November 28, 2023, the Company completed a short form prospectus, issuing 7,211,587 common shares of the Company at a price of CAD$1.50 (approximately USD$1.1) per common share for aggregate gross proceeds of CAD$10,817,380 (approximately USD$7,960,687).

Cash finder’s fee of CAD$737,934 (USD$543,057) were paid and 420,345 finder’s warrants were issued. The finder’s warrants are exercisable to purchase one common share of the Company at an exercise price of CAD$1.50 (approximately USD$1.10) until November 28, 2025. The finder’s warrants issued have a fair value of CAD$353,288 (approximately USD$259,955).

During the year ended December 31, 2023, the Company issued 30,000 shares with a fair value of $212,632 to settle debt of $195,290 and recognized a loss on the settlement of $17,342.

During the year ended December 31, 2023, the Company issued 352,561 shares for RSU’s which were granted and vested in previous periods.

During the year ended December 31, 2023, 1,000 warrants with an exercise price of CAD$3.00 (approximately USD$2.20) were exercised for gross proceeds of CAD$3,000 (USD$2,215).

During the year ended December 31, 2023, the Company issued 12,000 shares valued at $29,299 for services rendered valued at $11,957. A $17,342 loss on the issuance of shares was recognized.

During the year ended December 31, 2023, the Company entered into a consulting agreement pursuant to which an obligation to issue shares valued at $18,873 was accrued. The obligation to issue shares relate to 20,000 shares owed as a signing bonus and 5,000 shares owed relating to services rendered.

During the year ended December 31, 2023, the Company issued shares for the exercise of options as follows:

●	8,000 common shares for the exercise of 8,000 options at CAD$3.75 (approximately USD$2.75) for cash proceeds of CAD$30,000 (USD$21,872). As a result, $18,475 was transferred from option reserves to share capital; and

●	14,000 common shares for the exercise of 14,000 options at CAD$11.00 (approximately USD$8.10) for cash proceeds of CAD$154,000 (USD$113,717). As a result, $72,050 was transferred from option reserves to share capital.

●	14,000 common shares for the exercise of 14,000 options at CAD$4.00 (approximately USD$3.00) for cash proceeds of CAD$56,453 (USD$42,000). As a result, $35,174 was transferred from option reserves to share capital.

●	12,000 common shares for the exercise of 12,000 options at CAD$3.75 (approximately USD$2.80) for cash proceeds of CAD$45,000 (USD$33,479). As a result, $29,939 was transferred from option reserves to share capital.

●	40,000 common shares for the exercise of 40,000 options at CAD$11.00 (approximately USD$8.30) for cash proceeds of CAD $440,000 (USD$331,796). As a result, $273,583 was transferred from option reserves to share capital.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in U.S. dollars)